Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,452,382.08

Principal:
Principal Collections	$24,858,652.43
Prepayments in Full	$14,977,276.42
Liquidation Proceeds	$193,177.14
Recoveries	$188.99
Sub Total	$40,029,294.98
Collections	$42,481,677.06

Purchase Amounts:
Purchase Amounts Related to Principal	$55,177.01
Purchase Amounts Related to Interest	$64.51
Sub Total	$55,241.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,536,918.58

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,536,918.58
Servicing Fee	$1,000,473.52	$1,000,473.52	$0.00	$0.00	$41,536,445.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,536,445.06
Interest - Class A-2 Notes	$62,085.44	$62,085.44	$0.00	$0.00	$41,474,359.62
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$41,360,594.62
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$41,305,469.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,305,469.62
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$41,282,445.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,282,445.45
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$41,264,240.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,264,240.78
Regular Principal Payment	$55,485,389.83	$41,264,240.78	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$42,536,918.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,264,240.78
Total					$41,264,240.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$41,264,240.78	$90.68	$62,085.44	$0.14	$41,326,326.22	$90.82
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$41,264,240.78	$31.36	$272,204.28	$0.21	$41,536,445.06	$31.57

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$438,250,133.52	0.9630601	$396,985,892.74	0.8723814
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,094,100,133.52	0.8314589	$1,052,835,892.74	0.8001002

Pool Information
Weighted Average APR	2.475%	2.465%
Weighted Average Remaining Term	55.40	54.56
Number of Receivables Outstanding	39,393	38,472
Pool Balance	$1,200,568,223.10	$1,160,424,840.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,116,291,663.16	$1,079,049,062.73
Pool Factor	0.8481590	0.8197991

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$81,375,777.94
Targeted Overcollateralization Amount	$121,810,096.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$107,588,947.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$59,099.43
(Recoveries)		1	$188.99
Net Loss for Current Collection Period			$58,910.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0589%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0449%
Second Prior Collection Period			0.0292%
Prior Collection Period			0.0518%
Current Collection Period			0.0599%
Four Month Average (Current and Prior Three Collection Periods)			0.0464%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		329	$192,260.14
(Cumulative Recoveries)			$566.97
Cumulative Net Loss for All Collection Periods			$191,693.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0135%

Average Realized Loss for Receivables that have experienced a Realized Loss			$584.38
Average Net Loss for Receivables that have experienced a Realized Loss			$582.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.38%	142	$4,425,689.84
61-90 Days Delinquent	0.04%	12	$452,164.75
91-120 Days Delinquent	0.00%	1	$50,368.20
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.42%	155	$4,928,222.79

Repossession Inventory:
Repossessed in the Current Collection Period		9	$239,755.43
Total Repossessed Inventory		13	$407,929.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0371%
Prior Collection Period			0.0330%
Current Collection Period			0.0338%
Three Month Average			0.0346%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0433%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	6

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	113	$4,094,498.98
2 Months Extended	111	$4,106,604.93
3+ Months Extended	9	$338,108.69

Total Receivables Extended	233	$8,539,212.60

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer